Notes Payable - Summary of Note Payable to Related Party (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest payable		$ 18,666
Total note payable	$ 760,215	766,236	$ 744,441
SY Corporation [Member]
Principal amount of note payable	399,774	399,774	399,774
Accrued interest payable	387,201	363,280	315,307
Foreign currency transaction adjustment	(26,760)	3,182	29,360
Total note payable	$ 760,215	$ 766,236	$ 744,441